BASIS OF PRESENTATION, Basis of Consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trucking [Member]
Basis of Consolidation [Abstract]
Percentage interest acquired	95.00%	95.00%